Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Current assets:
Cash	$ 249,983	$ 2,610,933
Accounts receivable, net	500	156,614
Prepayments	1,880,833	3,678,951
Total current assets	2,131,316	6,446,498
Non-current assets:
Intangible assets	35,324	39,124
Other non-current assets	4,080	4,077
Total non-current assets	39,404	43,201
TOTAL ASSETS	2,170,720	6,489,699
Current liabilities:
Accounts payable	26,997	12,804
Accrued expenses and other liabilities	122,582	209,300
Due to related parties, current	40,024	683,987
Total current liabilities	189,603	906,091
Non-current liability
Due to related parties, non-current	370,000	177,734
Total non-current liability	370,000	177,734
TOTAL LIABILITIES	559,603	1,083,825
COMMITMENTS AND CONTINGENCIES (NOTE 12)
EQUITY
Additional paid in capital	16,159,051	16,159,051
Accumulated deficit	(14,551,660)	(10,764,802)
Accumulated other comprehensive loss (income)	(3,497)	4,402
Total shareholders’ equity	1,611,117	5,405,874
TOTAL LIABILITIES AND EQUITY	2,170,720	6,489,699
Common Class A [Member]
EQUITY
Ordinary shares	4,482	4,482
Common Class B [Member]
EQUITY
Ordinary shares	$ 2,741	$ 2,741